Retirement Benefits (Schedule of Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits [Member]
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ 346	$ 467	$ 148
Non- U.S Pension Benefits [Member]
Total recognized in net periodic benefit cost and other comprehensive loss (income)	246	792	66
U.S. Postretirement Benefits [Member]
Total recognized in net periodic benefit cost and other comprehensive loss (income)	24	(9)	26
Non- U.S Postretirement Benefits [Member]
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ 16	$ 12	$ 15